Document and Entity Information	12 Months Ended
Nov. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2011
Registrant Name	PUTNAM VOYAGER FUND
Central Index Key	0000081280
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Nov 30, 2011

Putnam Voyager Fund Prospectus dated November 30, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.55%	N/A	0.20%*****	0.75%

Class R6	0.55%	N/A	0.10%*****	0.65%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$77	$240	$417	$930

Class R6	$66	$208	$362	$810

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VOYAGER FUND
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Supplement [Text Block]	pvf_SupplementTextBlock

Putnam Voyager Fund Prospectus dated November 30, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.55%	N/A	0.20%*****	0.75%

Class R6	0.55%	N/A	0.10%*****	0.65%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$77	$240	$417	$930

Class R6	$66	$208	$362	$810

Putnam Voyager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pvf_SupplementTextBlock

Putnam Voyager Fund Prospectus dated November 30, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.55%	N/A	0.20%*****	0.75%

Class R6	0.55%	N/A	0.10%*****	0.65%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$77	$240	$417	$930

Class R6	$66	$208	$362	$810

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Voyager Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
Putnam Voyager Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810

[1]	Management fees are subject to a performance adjustment.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VOYAGER FUND
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012